Note 17 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment	$ 3,981	$ 2,125
Rehabilitation costs capitalised	161	218
Additions other than through business combinations, property, plant and equipment	19,915	20,949
Borrowing costs capitalised	61	155
Property, plant and equipment at end of period	97,427	82,078
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	19,323	19,556
Property, plant and equipment at end of period	$ 62,624	$ 48,943